CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - BRL (R$) R$ in Millions	Share Capital [Member]	Capital reserve [member]	Profits Reserves [Member]	Equity Valuation Adjustments [Member]	Retained earnings [member]	Total [Member]	Non-controlling interests [member]	Total
AS OF DECEMBER 31, 2019 at Dec. 31, 2019	R$ 7,294	R$ 2,250	R$ 8,750	R$ (2,407)	R$ 212	R$ 16,099	R$ 4	R$ 16,103
IfrsStatementLineItems [Line Items]
Subscription of capital	300		(300)
Net income for the year					2,864	2,864	1	2,865
Other comprehensive income				(7)		(7)		(7)
Realization of PP&E deemed cost				(17)	17
Tax incentives reserve			18		(18)
Legal reserve (Note 26)			142		(142)
Retained earnings reserve (Note 26)			1,451		(1,451)
Proposed dividends					(1,482)	(1,482)		(1,482)
Non-controlling Interests							(1)	(1)
AS OF DECEMBER 31, 2020 at Dec. 31, 2020	7,594	2,250	10,061	(2,431)		17,474	4	17,478
IfrsStatementLineItems [Line Items]
Subscription of capital	873		(873)
Net income for the year					3,751	3,751	2	3,753
Other comprehensive income				199		199		199
Realization of PP&E deemed cost				(15)	15
Tax incentives reserve			21		(21)
Legal reserve (Note 26)			187		(187)
Retained earnings reserve (Note 26)			1,552		(1,552)
Proposed dividends					(1,967)	(1,967)		(1,967)
Actuarial losses reclassified (Note 26c)				39	(39)
Non-controlling Interests							(1)	(1)
AS OF DECEMBER 31, 2020 at Dec. 31, 2021	8,467	2,250	10,948	(2,208)		19,457	5	19,462
IfrsStatementLineItems [Line Items]
Subscription of capital	2,540		(2,540)
Net income for the year					4,092	4,092	2	4,094
Other comprehensive income				461		461	(1)	460
Realization of PP&E deemed cost				(127)	127
Tax incentives reserve			26		(26)
Legal reserve (Note 26)			205		(205)
Retained earnings reserve (Note 26)			1,756		(1,756)
Proposed dividends					(2,232)	(2,232)		(2,232)
AS OF DECEMBER 31, 2020 at Dec. 31, 2022	R$ 11,007	R$ 2,250	R$ 10,395	R$ (1,874)		R$ 21,778	R$ 6	R$ 21,784